PD Large-Cap Growth Index Portfolio
PD Large-Cap Growth Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of large-capitalization growth companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PD Large-Cap Growth Index Portfolio Class P
Management Fee	0.14%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.18%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD Large-Cap Growth Index Portfolio Class P
1 year	18
3 years	58
5 years	101
10 years	230

Expense Example, No Redemption (USD $)	PD Large-Cap Growth Index Portfolio Class P
1 year	18
3 years	58
5 years	101
10 years	230

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 17.11% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations included in the Fund's applicable benchmark index, including instruments representative of that index (such as derivatives). The Fund's current benchmark index is the Russell 1000 Growth Index. As of December 31, 2012, the market capitalization range of the Russell 1000 Growth Index was approximately $336.63 million to $499.70 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The sub-adviser principally invests in common stock.

The Fund will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The sub-adviser periodically reviews and rebalances the Fund's investments to more closely track the performance of the index. The sub-adviser will not actively manage the Fund or carry out a financial analysis of its holdings.

The sub-adviser will not deviate from the above noted strategies at any time for any reason.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give a Fund a higher risk of price volatility than investments in “undervalued” companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of a Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Tracking Error Risk: Performance of a Fund may vary substantially from the performance of its benchmark index due to imperfect correlation between the Fund’s investments and the index.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q1 2012: 14.59%; Q3 2011: (13.13%)
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns PD Large-Cap Growth Index Portfolio	1 year	Since Inception	Inception Date
Class P	15.02%	16.77%	May 01, 2009
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	15.26%	17.44%	May 01, 2009